Liquidity and Going Concern	6 Months Ended
Jun. 30, 2025
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

2. LIQUIDITY AND GOING CONCERN

Since inception, BGL’s primary sources of liquidity have been cash flows from advances provided by affiliated companies, as well as funds generated from the issuance of Ordinary Shares and convertible notes. For the six months ended June 30, 2025, BGL reported an operating loss of $7.8 million and cash flows used in operations of $4.5 million. As of June 30, 2025, BGL had an aggregate cash and cash equivalents balance of $307,699 and a net working capital deficit of $10.7 million.

The funding of BGL’s future capital requirements will depend on many factors, including BGL’s revenue growth rate, the timing and extent of spending to support the restart of the Bogoso Prestea Mine and further exploration activities. To finance these activities, BGL will need to raise additional or alternative capital from outside sources. While there can be no assurances, BGL currently intends to raise such capital through issuances of additional equity, debt finance, trade finance, and/or offtake finance. BGL may not be able to raise capital on terms acceptable to BGL or at all. If BGL is unable to raise additional capital when at the time or in amounts necessary, BGL’s business, results of operations and financial condition will be materially and adversely affected.

As a result of the above, in connection with BGL’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that BGL’s liquidity condition raises substantial doubt about BGL’s ability to continue as a going concern for the next twelve months and thereafter. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should BGL be unable to continue as a going concern.